Insurance business (Tables)	12 Months Ended
Dec. 31, 2025
Insurance business [Abstract]
(A) Insurance service result

	2025 £m	2024 £m	2023 £m
Insurance revenue
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	590	449	329
Change in risk adjustments for non-financial risk for risk expired	49	58	84
Expected claims and other insurance service expenses	1,730	1,916	1,907
Charges to funds in respect of policyholder tax and other	200	108	87
	2,569	2,531	2,407
Recovery of insurance acquisition cash flows	117	105	87
Total life	2,686	2,636	2,494
Total non-life	752	655	514
Total insurance revenue	3,438	3,291	3,008
Insurance service expense
Incurred claims and other insurance service expenses	(1,749)	(1,978)	(1,897)
Changes that relate to past service: adjustment to liabilities for incurred claims	–	(4)	–
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(84)	(72)	58
Amortisation of insurance acquisition cash flows	(117)	(105)	(88)
Total life excluding net impairment loss on insurance acquisition assets	(1,950)	(2,159)	(1,927)
Net impairment loss on insurance acquisition assets	–	(9)	(7)
Total life	(1,950)	(2,168)	(1,934)
Total non-life[1]	(593)	(565)	(480)
Total insurance service expense	(2,543)	(2,733)	(2,414)
Net (expense) income from reinsurance contracts held	(139)	(72)	2
Insurance service result	756	486	596
1Includes weather-related claims of £111 million (2024: £82 million; 2023: £57 million), of which £97 million (2024: £64 million; 2023: £51 million) was related to severe weather events.

(B) Net investment return on assets held to back insurance and investment contracts and net insurance finance (expense) income arising from insurance and investment contracts	The following table shows the net investment return on assets held to back insurance and participating investment contracts and the net finance expense arising from insurance, participating investment and reinsurance contracts, as required by IFRS 17. For completeness, the net investment return on assets held to back third party interests in consolidated funds and non-participating investment contracts and the related finance expense is also shown. These contracts are accounted for under IFRS 9.

	2025
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	15,408	34	15,442
Foreign exchange	(42)	–	(42)
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts	15,362	34	15,396
Net investment return on assets held to back third party interests in consolidated funds			2,054
Net investment return on assets held to back non-participating investment contracts			6,394
Investment return on assets held to back insurance and investment contracts[1]			23,844

Changes in fair value of underlying items of direct participating contracts	(14,943)	–	(14,943)
Effects of risk mitigation option	174	–	174
Interest accreted	(701)	(14)	(715)
Effect of changes in interest rates and other financial assumptions	64	–	64
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	69	–	69
Net finance expense from insurance and participating investment contracts	(15,337)	(14)	(15,351)

Net finance income from reinsurance contracts held	54	–	54

Net finance expense from insurance, participating investment and reinsurance contracts	(15,283)	(14)	(15,297)
Movement in third party interests in consolidated funds			(1,954)
Change in non-participating investment contracts			(6,793)
Net finance expense arising from insurance and investment contracts			(24,044)
Net investment return and finance result in respect of insurance and investment contracts			(200)
Note 8: Insurance business continued

	2024
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	10,247	38	10,285
Foreign exchange	196	–	196
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts	10,439	38	10,477
Net investment return on assets held to back third party interests in consolidated funds			1,105
Net investment return on assets held to back non-participating investment contracts			4,431
Net investment return on assets held to back insurance and investment contracts[1]			16,013

Changes in fair value of underlying items of direct participating contracts	(10,844)	–	(10,844)
Effects of risk mitigation option	161	–	161
Interest accreted	(839)	(7)	(846)
Effect of changes in interest rates and other financial assumptions	1,001	–	1,001
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	140	–	140
Net finance expense from insurance and participating investment contracts	(10,381)	(7)	(10,388)

Net finance income from reinsurance contracts held	47	–	47

Net finance expense from insurance, participating investment and reinsurance contracts	(10,334)	(7)	(10,341)
Movement in third party interests in consolidated funds			(1,059)
Change in non-participating investment contracts			(4,878)
Net finance expense arising from insurance and investment contracts			(16,278)
Net investment return and finance result in respect of insurance and investment contracts			(265)

	2023
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	11,218	35	11,253
Foreign exchange	542	–	542
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts	11,756	35	11,791
Net investment return on assets held to back third party interests in consolidated funds			1,179
Net investment return on assets held to back non-participating investment contracts			3,772
Net investment return on assets held to back insurance and investment contracts[1]			16,742

Changes in fair value of underlying items of direct participating contracts	(10,293)	–	(10,293)
Effects of risk mitigation option	172	–	172
Interest accreted	(874)	(6)	(880)
Effect of changes in interest rates and other financial assumptions	(654)	–	(654)
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	–	(80)
Net finance expense from insurance and participating investment contracts	(11,729)	(6)	(11,735)

Net finance expense from reinsurance contracts held	51	–	51

Net finance expense from insurance, participating investment and reinsurance contracts	(11,678)	(6)	(11,684)
Movement in third party interests in consolidated funds			(1,109)
Change in non-participating investment contracts			(3,983)
Net finance income arising from insurance and investment contracts			(16,776)
Net investment return and finance result in respect of insurance and investment contracts			(34)
1Includes income of £15,009 million (2024: income of £10,688 million; 2023: income of £10,200 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance and investment contracts are carried at fair value on the Group’s balance sheet.

(C) Insurance and participating investment contracts assets and liabilities

	2025			2024
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	113	–	113	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(134,906)	(412)	(135,318)	(121,700)	(387)	(122,087)
Other liabilities[2]	–	–	–	(5,268)	–	(5,268)
Net liability	(134,793)	(412)	(135,205)	(126,968)	(387)	(127,355)
Insurance acquisition assets	–	34	34	–	23	23
Insurance and participating investment contacts net liability	(134,793)	(378)	(135,171)	(126,968)	(364)	(127,332)
1Excluding insurance acquisition assets.
2Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business were classified as disposal group liabilities in 2024 and presented in Other liabilities in note 27.

	2025				2024
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(125,854)	(515)	(599)	(126,968)	(118,724)	(466)	(593)	(119,783)

Contracts under the fair value transition approach	1,651	–	–	1,651	1,498	–	–	1,498
Other contracts	1,035	–	–	1,035	1,138	–	–	1,138
Insurance revenue	2,686	–	–	2,686	2,636	–	–	2,636
Insurance service expenses[2]	(120)	(40)	(1,790)	(1,950)	(105)	(44)	(2,010)	(2,159)
Insurance service result	2,566	(40)	(1,790)	736	2,531	(44)	(2,010)	477
Net finance expense from insurance and participating investment contracts	(15,313)	(19)	(5)	(15,337)	(10,371)	(5)	(5)	(10,381)
Exchange differences	(84)	–	–	(84)	80	–	–	80
Total change in profit or loss	(12,831)	(59)	(1,795)	(14,685)	(7,760)	(49)	(2,015)	(9,824)
Investment components	10,411	–	(10,411)	–	10,205	–	(10,205)	–
Premiums received	(10,618)	–	–	(10,618)	(10,679)	–	–	(10,679)
Claims and other insurance service expenses paid	–	–	12,240	12,240	849	–	12,214	13,063
Insurance acquisition cash flows	306	–	–	306	265	–	–	265
Cash flows	(10,312)	–	12,240	1,928	(9,565)	–	12,214	2,649
Derecognition Consideration[3]	4,932	–	–	4,932	–	–	–	–
Transfer to other items in the balance sheet	–	–	–	–	(10)	–	–	(10)
Net liability at 31 December[1]	(133,654)	(574)	(565)	(134,793)	(125,854)	(515)	(599)	(126,968)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to a net loss of £84 million (2024: net losses of £72 million). Amortisation of insurance acquisition cash flows amounted to
£117 million (2024: £105 million).
3Derecognition consideration recognised due to transfer of bulk annuity business to Rothesay, as set out in section (C).

	2025				2024
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(32)	–	(355)	(387)	(25)	–	(339)	(364)

Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	752	–	–	752	655	–	–	655
Insurance revenue	752	–	–	752	655	–	–	655
Insurance service expenses[2]	(31)	–	(562)	(593)	(32)	–	(533)	(565)
Insurance service result	721	–	(562)	159	623	–	(533)	90
Net finance income (expense) from insurance and participating investment contracts	–	–	(14)	(14)	–	–	(7)	(7)
Total change in profit or loss	721	–	(576)	145	623	–	(540)	83
Premiums received	(744)	–	–	(744)	(659)	–	–	(659)
Claims and other insurance service expenses paid	–	–	540	540	–	–	524	524
Insurance acquisition cash flows	34	–	–	34	29	–	–	29
Cash flows	(710)	–	540	(170)	(630)	–	524	(106)
Net liability at 31 December[1]	(21)	–	(391)	(412)	(32)	–	(355)	(387)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to £nil (2024: £nil). Amortisation of insurance acquisition cash flows amounted to £31 million (2024: £32 million).
(D) Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

	2025			2024
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	113	–	113	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(134,906)	(412)	(135,318)	(121,700)	(387)	(122,087)
Other liabilities[2]	–	–	–	(5,268)	–	(5,268)
Net liability	(134,793)	(412)	(135,205)	(126,968)	(387)	(127,355)
Insurance acquisition assets	–	34	34	–	23	23
Insurance and participating investment contacts net liability	(134,793)	(378)	(135,171)	(126,968)	(364)	(127,332)
1Excluding insurance acquisition assets.
2Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business were classified as disposal group liabilities in 2024 and presented in Other liabilities in note 27.

	2025				2024
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(125,854)	(515)	(599)	(126,968)	(118,724)	(466)	(593)	(119,783)

Contracts under the fair value transition approach	1,651	–	–	1,651	1,498	–	–	1,498
Other contracts	1,035	–	–	1,035	1,138	–	–	1,138
Insurance revenue	2,686	–	–	2,686	2,636	–	–	2,636
Insurance service expenses[2]	(120)	(40)	(1,790)	(1,950)	(105)	(44)	(2,010)	(2,159)
Insurance service result	2,566	(40)	(1,790)	736	2,531	(44)	(2,010)	477
Net finance expense from insurance and participating investment contracts	(15,313)	(19)	(5)	(15,337)	(10,371)	(5)	(5)	(10,381)
Exchange differences	(84)	–	–	(84)	80	–	–	80
Total change in profit or loss	(12,831)	(59)	(1,795)	(14,685)	(7,760)	(49)	(2,015)	(9,824)
Investment components	10,411	–	(10,411)	–	10,205	–	(10,205)	–
Premiums received	(10,618)	–	–	(10,618)	(10,679)	–	–	(10,679)
Claims and other insurance service expenses paid	–	–	12,240	12,240	849	–	12,214	13,063
Insurance acquisition cash flows	306	–	–	306	265	–	–	265
Cash flows	(10,312)	–	12,240	1,928	(9,565)	–	12,214	2,649
Derecognition Consideration[3]	4,932	–	–	4,932	–	–	–	–
Transfer to other items in the balance sheet	–	–	–	–	(10)	–	–	(10)
Net liability at 31 December[1]	(133,654)	(574)	(565)	(134,793)	(125,854)	(515)	(599)	(126,968)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to a net loss of £84 million (2024: net losses of £72 million). Amortisation of insurance acquisition cash flows amounted to
£117 million (2024: £105 million).
3Derecognition consideration recognised due to transfer of bulk annuity business to Rothesay, as set out in section (C).

	2025				2024
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(32)	–	(355)	(387)	(25)	–	(339)	(364)

Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	752	–	–	752	655	–	–	655
Insurance revenue	752	–	–	752	655	–	–	655
Insurance service expenses[2]	(31)	–	(562)	(593)	(32)	–	(533)	(565)
Insurance service result	721	–	(562)	159	623	–	(533)	90
Net finance income (expense) from insurance and participating investment contracts	–	–	(14)	(14)	–	–	(7)	(7)
Total change in profit or loss	721	–	(576)	145	623	–	(540)	83
Premiums received	(744)	–	–	(744)	(659)	–	–	(659)
Claims and other insurance service expenses paid	–	–	540	540	–	–	524	524
Insurance acquisition cash flows	34	–	–	34	29	–	–	29
Cash flows	(710)	–	540	(170)	(630)	–	524	(106)
Net liability at 31 December[1]	(21)	–	(391)	(412)	(32)	–	(355)	(387)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to £nil (2024: £nil). Amortisation of insurance acquisition cash flows amounted to £31 million (2024: £32 million).
(E) Summary of contractual service margin and risk adjustment

	2025			2024
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
CSM on insurance and participating investment contracts[1]	4,385	–	4,385	4,646	–	4,646
CSM on reinsurance contracts[2]	(90)	–	(90)	(467)	–	(467)
Total CSM	4,295	–	4,295	4,179	–	4,179
Risk adjustment on insurance and participating investment contracts[1]	946	23	969	891	19	910
Risk adjustment on reinsurance contracts[2]	(39)	–	(39)	(68)	(1)	(69)
Total risk adjustment	907	23	930	823	18	841
Total	5,202	23	5,225	5,002	18	5,020
1Includes CSM of £nil (2024: £544 million) and risk adjustment of £nil (2024: £36 million) arising from insurance contracts classified as disposal group liabilities and presented in other liabilities. Further information on the disposal group is provided in section (C).
2Includes CSM of £nil (2024: £(426) million) and risk adjustment of £nil (2024: £(36) million) on reinsurance contracts classified as disposal group assets and presented in other assets.
Further information on the disposal group is provided in section (C).
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2025	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(277)	(251)	(207)	(189)	(172)	(663)	(1,358)	(3,117)
Annuities, protection and other	(106)	(98)	(90)	(83)	(78)	(306)	(507)	(1,268)
Insurance and participating investment contracts	(383)	(349)	(297)	(272)	(250)	(969)	(1,865)	(4,385)
Reinsurance contracts held	12	10	8	7	6	18	29	90
Total	(371)	(339)	(289)	(265)	(244)	(951)	(1,836)	(4,295)

At 31 December 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(240)	(218)	(199)	(164)	(152)	(591)	(1,169)	(2,733)
Annuities, protection and other[1]	(660)	(106)	(98)	(90)	(83)	(331)	(545)	(1,913)
Insurance and participating investment contracts	(900)	(324)	(297)	(254)	(235)	(922)	(1,714)	(4,646)
Reinsurance contracts held[2]	433	5	4	3	3	8	11	467
Total	(467)	(319)	(293)	(251)	(232)	(914)	(1,703)	(4,179)
1CSM of £(544) million arising from insurance contracts classified as disposal group liabilities was included in less than one year.
2CSM of £426 million arising from reinsurance contracts held classified as disposal group assets was included in less than one year.
(F) Reconciliation of measurement components of insurance contract balances

	2025
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(121,431)	(891)		(1,415)	(3,231)	(4,646)	(126,968)
Relating to current services	179	51		190	400	590	820
Contracts initially recognised in the year	(14)	(60)		–	(18)	(18)	(92)
Changes in estimates that adjust the CSM	319	(49)		65	(335)	(270)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	10	(2)		–	–	–	8
Relating to future services	315	(111)		65	(353)	(288)	(84)
Relating to past services	(6)	6		–	–	–	–
Insurance service result	488	(54)		255	47	302	736
Net finance expense from insurance and participating investment contracts	(15,302)	–		5	(40)	(35)	(15,337)
Exchange differences	(77)	(1)		(6)	–	(6)	(84)
Total change in profit or loss	(14,891)	(55)		254	7	261	(14,685)
Premiums received	(10,618)	–		–	–	–	(10,618)
Claims and other insurance service expenses paid	12,240	–		–	–	–	12,240
Insurance acquisition cash flows	306	–		–	–	–	306
Cash flows	1,928	–		–	–	–	1,928
Derecognition Consideration[2]	4,932	–		–	–	–	4,932
Transfer to other items in the balance sheet	–	–		–	–	–	–
Net liability at 31 December[1]	(129,462)	(946)		(1,161)	(3,224)	(4,385)	(134,793)
1Excluding insurance acquisition assets.
2Derecognition consideration recognised due to transfer of bulk annuity business to Rothesay, as set out in section (C).

	2024
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(114,209)	(1,159)		(1,473)	(2,942)	(4,415)	(119,783)
Relating to current services	46	58		155	294	449	553
Contracts initially recognised in the year	33	(65)		–	(61)	(61)	(93)
Changes in estimates that adjust the CSM	334	252		(95)	(491)	(586)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	(2)	23		–	–	–	21
Relating to future services	365	210		(95)	(552)	(647)	(72)
Relating to past services	(3)	(1)		–	–	–	(4)
Insurance service result	408	267		60	(258)	(198)	477
Net finance (expense) income from insurance and participating investment contracts	(10,341)	–		(9)	(31)	(40)	(10,381)
Exchange differences	72	1		7	–	7	80
Total change in profit or loss	(9,861)	268		58	(289)	(231)	(9,824)
Premiums received	(10,679)	–		–	–	–	(10,679)
Claims and other insurance service expenses paid	13,063	–		–	–	–	13,063
Insurance acquisition cash flows	265	–		–	–	–	265
Cash flows	2,649	–		–	–	–	2,649
Derecognition Consideration	–	–		–	–	–	–
Transfer to other items in the balance sheet	(10)	–		–	–	–	(10)
Net liability at 31 December[1]	(121,431)	(891)		(1,415)	(3,231)	(4,646)	(126,968)
1Excluding insurance acquisition assets.

(G) Impacts of insurance and participating investment contracts recognised in the year

	2025			2024
Life	Profitable contracts issued £m	Onerous contracts issued £m	Total £m	Profitable contracts issued £m	Onerous contracts issued £m	Total £m
Insurance and participating investment contracts
Insurance acquisition cash flows	123	185	308	56	203	259
Claims and other directly attributable expenses	5,573	524	6,097	1,446	4,498	5,944
Estimates of the present value of future cash outflows	5,696	709	6,405	1,502	4,701	6,203
Estimates of the present value of future cash inflows	(5,761)	(630)	(6,391)	(1,577)	(4,659)	(6,236)
Risk adjustment for non-financial risk	47	13	60	14	51	65
Contractual service margin	18	–	18	61	–	61
Losses recognised on initial recognition	–	92	92	–	93	93

(H) Life business contractual service margin run-off

	2025			2024
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
CSM on insurance and participating investment contracts[1]	4,385	–	4,385	4,646	–	4,646
CSM on reinsurance contracts[2]	(90)	–	(90)	(467)	–	(467)
Total CSM	4,295	–	4,295	4,179	–	4,179
Risk adjustment on insurance and participating investment contracts[1]	946	23	969	891	19	910
Risk adjustment on reinsurance contracts[2]	(39)	–	(39)	(68)	(1)	(69)
Total risk adjustment	907	23	930	823	18	841
Total	5,202	23	5,225	5,002	18	5,020
1Includes CSM of £nil (2024: £544 million) and risk adjustment of £nil (2024: £36 million) arising from insurance contracts classified as disposal group liabilities and presented in other liabilities. Further information on the disposal group is provided in section (C).
2Includes CSM of £nil (2024: £(426) million) and risk adjustment of £nil (2024: £(36) million) on reinsurance contracts classified as disposal group assets and presented in other assets.
Further information on the disposal group is provided in section (C).
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2025	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(277)	(251)	(207)	(189)	(172)	(663)	(1,358)	(3,117)
Annuities, protection and other	(106)	(98)	(90)	(83)	(78)	(306)	(507)	(1,268)
Insurance and participating investment contracts	(383)	(349)	(297)	(272)	(250)	(969)	(1,865)	(4,385)
Reinsurance contracts held	12	10	8	7	6	18	29	90
Total	(371)	(339)	(289)	(265)	(244)	(951)	(1,836)	(4,295)

At 31 December 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(240)	(218)	(199)	(164)	(152)	(591)	(1,169)	(2,733)
Annuities, protection and other[1]	(660)	(106)	(98)	(90)	(83)	(331)	(545)	(1,913)
Insurance and participating investment contracts	(900)	(324)	(297)	(254)	(235)	(922)	(1,714)	(4,646)
Reinsurance contracts held[2]	433	5	4	3	3	8	11	467
Total	(467)	(319)	(293)	(251)	(232)	(914)	(1,703)	(4,179)
1CSM of £(544) million arising from insurance contracts classified as disposal group liabilities was included in less than one year.
2CSM of £426 million arising from reinsurance contracts held classified as disposal group assets was included in less than one year.
Critical accounting judgements and key sources of estimation uncertainty	Note 3: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates.
Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance. While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are disclosed within the following notes:
•Insurance business (note 8(I))
•Retirement benefit obligations (note 12)
•Tax (note 15)
•Fair value of financial assets and liabilities (note 17(D))
•Allowance for expected credit losses (note 21)
•Provisions (note 28)
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgements and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Assessments on expected credit loss, focusing on specific climate-related macroeconomic, physical and transition risk impacts on credit quality at a sector and segment level
•Forecasting of the Group’s future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on pages 150 to 152.

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads

		2025		2024
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia	1% reduction	271	157	272	204
	1% increase	(237)	(136)	(227)	(171)
Widening of credit default spreads on corporate bonds and other credit risky assets	0.25% addition	(186)	(140)	(174)	(131)
Other market exposure
Equity	10% reduction	64	145	137	103
	10% increase	(58)	(144)	(127)	(95)
Inflation	50bps reduction	(77)	(58)	(88)	(66)
	50bps increase	84	63	98	73
Other accounting estimates
Annuitant mortality	5% reduction	33	25	48	36
	5% increase	(37)	(28)	(45)	(33)
Future maintenance and investment expenses	10% reduction	29	22	30	23
	10% increase	(31)	(23)	(30)	(23)
Non-annuitant mortality and morbidity	5% reduction	31	24	17	13
	5% increase	(26)	(20)	(10)	(8)
Lapse rates	10% reduction	8	6	5	4
	10% increase	(9)	(6)	(4)	(3)

Critical judgement:	Determining whether a present obligation exists and whether it is more likely than not that an outflow of resources will be required to settle that obligation
Key sources of estimation uncertainty:	Populations impacted, level of remediation and response rates

(I) Life insurance sensitivity analysis	Note 3: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates.
Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance. While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are disclosed within the following notes:
•Insurance business (note 8(I))
•Retirement benefit obligations (note 12)
•Tax (note 15)
•Fair value of financial assets and liabilities (note 17(D))
•Allowance for expected credit losses (note 21)
•Provisions (note 28)
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgements and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Assessments on expected credit loss, focusing on specific climate-related macroeconomic, physical and transition risk impacts on credit quality at a sector and segment level
•Forecasting of the Group’s future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on pages 150 to 152.

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads

		2025		2024
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia	1% reduction	271	157	272	204
	1% increase	(237)	(136)	(227)	(171)
Widening of credit default spreads on corporate bonds and other credit risky assets	0.25% addition	(186)	(140)	(174)	(131)
Other market exposure
Equity	10% reduction	64	145	137	103
	10% increase	(58)	(144)	(127)	(95)
Inflation	50bps reduction	(77)	(58)	(88)	(66)
	50bps increase	84	63	98	73
Other accounting estimates
Annuitant mortality	5% reduction	33	25	48	36
	5% increase	(37)	(28)	(45)	(33)
Future maintenance and investment expenses	10% reduction	29	22	30	23
	10% increase	(31)	(23)	(30)	(23)
Non-annuitant mortality and morbidity	5% reduction	31	24	17	13
	5% increase	(26)	(20)	(10)	(8)
Lapse rates	10% reduction	8	6	5	4
	10% increase	(9)	(6)	(4)	(3)

Critical judgement:	Determining whether a present obligation exists and whether it is more likely than not that an outflow of resources will be required to settle that obligation
Key sources of estimation uncertainty:	Populations impacted, level of remediation and response rates

Schedule of Average Yield Curves	The average sterling yield curves that were used to discount the estimates of future cash flows that do not vary based on the returns of the underlying items are as follows:

	1 year	5 year	10 year	20 year	30 year
2025	4.74	5.25	6.00	6.24	5.57
2024	5.58	5.17	5.66	5.71	5.06